Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

27. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The ultimate holding company of the Group was Youlife International Holdings Inc. in 2024. Following the Business Combination on July 9, 2025, the ultimate holding company became Youlife Group Inc.

The table below presents the standalone financial information of the parent company at each reporting date:

(1) CONDENSED STATEMENTS OF FINANCIAL POSITION OF THE COMPANY

	As of December 31,
	2024	2025
	RMB	RMB	USD
ASSETS
Current assets
Cash and bank equivalents	84	82	12
Prepayments, other receivables and other assets	228,170	52,616	7,524
Total current assets	228,254	52,698	7,536
Investments in subsidiaries	341,332	681,562	97,463
Total non-current assets	341,332	681,562	97,463
Total assets	569,586	734,260	104,999
Commitments and Contingencies

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as at December 31, 2024 and December 31, 2025; 70,000,000 shares and 76,048,501 shares issued and outstanding as at December 31, 2024 and December 31, 2025, respectively)	51	55	8
Treasury shares	(31)	(31)	(4)
Additional paid-in capital	1,181,993	1,303,581	186,410
Statutory surplus reserve	9,367	10,531	1,506
Accumulated losses	(621,794)	(579,876)	(82,921)
Total equity	569,586	734,260	104,999

(2) CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME OF THE COMPANY

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Administrative expenses	(9,628)	(9,348)	(1,480)	(212)
Financial expense, net	(508)	(13)	(3,564)	(510)
Share of income/(loss) of subsidiaries	109,401	(43,015)	47,754	6,828
PROFIT/(LOSS) BEFORE TAX	99,265	(52,376)	42,710	6,106
Income tax expenses	(2)	-	-	-
Net profit/(loss) for the year	99,263	(52,376)	42,710	6,106
Net profit attribute to ordinary shareholders	99,263	(52,376)	42,710	6,106
Net profit attribute to non-controlling interests	2,217	12	(372)	(53)
Comprehensive income/(loss)	97,046	(52,388)	43,082	6,159

Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Net cash (used in) generated from operating activities	(8,775)	8,911	(37,400)	(5,348)
Net cash flows used in investing activities	-	-	(98,512)	(14,087)
Net cash used in financing activities	(9,498)	(9,348)	136,045	19,454
Exchange rate effect on cash and cash equivalents	(501)	(2)	(51)	(7)
Net (decrease) increase in cash and cash equivalents	(18,774)	(439)	82	12
Cash and cash equivalents at beginning of the year	19,297	523	-	-
Cash and cash equivalents at end of the year	523	84	82	12

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and the subsidiaries’ losses and incomes as “Share of (loss)/income of subsidiaries” on the condensed statements of comprehensive (loss)/income.

Under PRC rules and regulations, all subsidiaries of the Company in the PRC are required to appropriate 10% of their net income to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends can be made. The statutory reserve is non-distributable, other than during liquidation, and can be used to fund previous years losses, if any, and may be converted into share capital by issuing new shares to existing shareholders in proportion to their shareholders or by increasing the par value of the shares currently outstanding, provided that the remaining balance of the statutory reserve after such issue is not less than 25% of the registered capital. The restriction amounted to RMB552,845 (USD79,056) as of December 31, 2025.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.